UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21237

                            Unified Series Trust

              431 North Pennsylvania, Indianapolis, IN 46204

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:    11/30

Date of reporting period:              11/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

                                                                                Bull Moose Growth Fund

                                 Annual Report

                                                  November 30, 2005

Fund Adviser:

The Roosevelt Investment Group

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

THE BULL MOOSE GROWTH FUND

Management’s Discussion and Analysis

For the fiscal year ending November 30, 2005, the Bull Moose Growth Fund returned 14.47% and outperformed both the NASDAQ Composite Index and the S&P 500 Index. We are also pleased to report that the value of a $10,000 investment in the Fund since its inception grew to $16,630 (or + $2,103 on year-over-year comparison), which outperformed both NASDAQ Composite of $11,717(+ $ 907) and the S&P 500 of $ 11,685 (+ $ 908). Please see the chart and graph below.

Given that this was an underperforming year for the equity markets, we are very pleased that the Fund continues to record a strong performance.

Recognizing the possibility of slower economic recovery due to rising oil prices and interest rates, as well as commodity prices, the Fund’s investment adviser, The Roosevelt Investment Group, implemented an investment strategy that took advantage of the aforementioned factors. As a result, the Fund continued to expand its diversification strategy to include alternative energy companies, a gradual shift from service industries to more capital expenditure dependent sectors such as manufacturing, commercial aviation, defense companies, as well as companies that are the prime beneficiaries from the hurricanes that devastated the Gulf region. Recognizing the expansiveness of the global markets, the Fund continued to invest in metals and mining companies to take advantage of the strong Chinese demand for commodities. Furthermore, recognizing global investment opportunities, the Fund invested in overseas companies in areas such as banking, commercial aviation, and alternative energy. See the Fund’s relative results below regarding the success of this strategy. Recent data has shown that the economy is improving and an improvement in the corporate sector bodes well for the equity markets in fiscal 2006. This should create new investment opportunities. We believe that your Fund is poised to take advantage of these opportunities as they occur in a thematic environment. At the same time, we are mindful of any possible geopolitical situation that might impact the current investment climate such as Iraq, Iran and the continuing changes in Europe. Thus, we believe that the Fund’s strategy is a prudent, but opportunistic approach.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0576.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through November 30, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bull Moose Growth Fund, and to obtain performance data current to the most recent month end, please call 1-877-322-0576. Investing in the Fund involves certain risks that are discussed in the Fund’ s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Bull Moose Growth Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Expenses Paid the Six Month Period* ended November 30, 2005
Actual	$1,000.00	$1,092.03	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.46

*Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Bull Moose Growth Fund
Schedule of Investments
November 30, 2005

Common Stocks - 89.35%	**Shares**	**Value**
Air Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - 2.72%		
York International Corp.	3,100	$ 174,499
Air Transportation - 4.26%		
Ace Aviation Holdings, Inc. (a)	4,500	148,725
Ryanair Holdings Plc. (a) (b)	2,500	124,550
		273,275
Bituminous Coal & Lignite Surface Mining - 3.26%		
Peabody Energy Corp.	2,650	208,979
Cable & Other Pay Television Services - 0.86%		
Liberty Global, Inc. (a)	1,279	26,565
Liberty Media International Corp. - Class A (a)	1,279	28,534
		55,099
Chemical & Allied Products - 3.43%		
Monsanto Co.	3,000	219,810
Commercial Printing - 1.55%		
R.R. Donnelly & Sons	2,900	99,180
Computer Peripheral Equipment - 1.67%		
Symbol Technologies, Inc.	9,400	107,442
Computer Storage Devices - 1.72%		
EMC Corp. (a)	7,900	110,047
Construction Machinery & Equipment - 1.94%		
Caterpillar, Inc.	2,150	124,227
Electric Industrial Apparatus - 0.28%		
American Power Conversion Corp.	800	17,928
Electric Services - 5.13%		
FPL Group, Inc.	4,100	173,799
NRG Energy, Inc. (a)	3,550	155,029
		328,828
Electrical Work - 2.94%		
Quanta Services, Inc. (a)	13,350	188,903
Financial Services - 2.45%		
Morgan Stanley	2,800	156,884
Food & Kindred Products - 3.40%		
Altria Group, Inc.	3,000	218,370

Bull Moose Growth Fund
Schedule of Investments - continued
November 30, 2005

Common Stocks - 89.35% - continued	**Shares**	**Value**
Gas & Other Services Combined - 2.77%		
Sempra Energy	4,050	$ 177,998
General Industrial Machinery & Equipment - 2.89%		
Illinois Tool Works, Inc.	2,100	185,367
Grain Mill Products - 2.44%		
Kellogg Co.	3,550	156,449
Gold amd Silver Ores - 2.95%		
Newmont Mining Corp	4,100	189,092
Hazardous Waste Management - 3.80%		
Clean Harbors, Inc.	4,200	121,212
Stericycle, Inc. (a)	2,000	122,640
		243,852
Heavy Construction Other Than Building Construction Contractors - 2.54%		
Fluor Corp.	2,200	163,020
Hospital & Medical Service Plans - 2.80%		
UnitedHealth Group, Inc.	3,000	179,580
Household Appliances - 0.45%		
Whirlpool Corp.	350	28,647
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 2.44%		
Flanders Corp. (a)	15,450	156,663
Industrial Inorganic Chemicals - 1.41%		
Minerals Technologies, Inc.	1,600	90,592
Mining & Quarrying of Nonmetallic Minerals - 1.75%		
Compass Minerals International, Inc.	4,650	111,972
Miscellaneous Metal Ores - 2.71%		
Cameco Corp.	3,050	173,728
Miscellaneous Products of Petroleum & Coal - 1.92%		
Headwaters, Inc. (a)	3,450	122,924
Pharmaceutical Preparations - 3.15%		
Abbott Laboratories	3,000	113,130
Celgene Corp. (a)	1,050	63,966
Schering Plough Corp. (a)	1,300	25,116
		202,212

Bull Moose Growth Fund
Schedule of Investments - continued
November 30, 2005

Common Stocks - 89.35% - continued	Shares	Value
Retail - Eating Places - 2.00%		
McDonalds Corp.	3,800	$ 128,630
Semiconductors & Related Devices - 0.99%		
Microchip Technology, Inc.	1,900	63,384
Services - Business Services - 1.94%		
Sotheby's Holdings, Inc. (a)	6,550	124,646
Services - Engineered Services - 2.63%		
URS Corp., Inc. (a)	4,000	168,480
Services - Management Services - 4.17%		
Kerzner International LTD. (a) (b)	2,450	159,274
Servicemaster Co.	9,100	108,381
		267,655
Services - Miscellaneous Amusement & Recreation - 4.60%		
Pinnacle Entertainment, Inc. (a)	5,750	137,367
Penn National Gaming, Inc. (a)	4,750	157,558
		294,925
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.78%		
Procter & Gamble Co.	2,000	114,380
Telephone & Telegraph Apparatus - 1.61%		
Comverse Technology, Inc. (a)	3,950	103,529
TOTAL COMMON STOCKS (Cost $4,982,100)		5,731,196
Convertible Preferred Stocks - 1.20%		
Schering Plough, 6.00%, 09/14/07	1,500	76,688
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,522)		76,688
Money Market Securities - 10.40%		
Huntington Money Market Fund, 3.17% (c)	667,299	667,299
TOTAL MONEY MARKET SECURITIES (Cost $667,299)		667,299
TOTAL INVESTMENTS (Cost $5,729,921) - 100.95%		$ 6,475,183
Liabilities in excess of cash and other assets - (0.95)%		(60,650)
TOTAL NET ASSETS - 100.00%		$ 6,414,533

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security, the yield shown represents the rate at November 30, 2005.

Bull Moose Growth Fund

                                                                                                     Notes to the Financial Statements

November 30, 2005

NOTE 1. ORGANIZATION

The Bull Moose Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions

Bull Moose Growth Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund. For the fiscal year ended November 30, 2005, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended November 30, 2005, the Adviser earned a fee of $45,339 from the Fund. As of November 30, 2005, the Fund owed the Adviser $5,144 for its services.

Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., manages the Fund’s business affairs and provides the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay its Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. As of November 30, 2005, the Plan had not been activated.

The Board approved activation of the Plan on December 12, 2005, to be effective January 6, 2006. A Trustee and certain officers of the Trust are shareholders of Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended November 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Bull Moose Growth Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 4. INVESTMENTS – continued

As of November 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $5,743,197. The difference between book cost and tax cost of securities represents the deferral of wash sales.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

On December 29, 2004, distributions of long term capital gain of $0.7471 per share and a short term capital gain of $0.3051 per share were declared and paid to shareholders of record on December 28, 2004. On December 28, 2005, an income distribution of $0.020952 per share, a long-term capital gain distribution of $0.530829 per share, and a short-term capital gain distribution of $0.284076 were declared and paid to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2004 is as follows:

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                                                          Chinook Emerging Growth Fund

                                 Annual Report

                                                   November 30, 2005

Fund Advisor:

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

Toll Free (800) 440-6895

Management’s Discussion and Analysis

The Chinook Emerging Growth Fund generated a return of 21.00%, outperforming the Russell 2000 Growth Index, which advanced 11.98% for the same fiscal period covering March 30, 2005 through November 30, 2005. This was accomplished in spite of the significant contribution of energy-related securities to the index since we typically do not have exposure to these stocks given our growth stock mandate. Rather, our historical reliance on stock selection was borne out with 18 holdings generating returns of greater than 20% for the fiscal period across a number of market sectors. A few examples of major contributors to performance during the fiscal year period were the following positions:

Trade Station Group (TRAD), which operates an electronic trading platform for active individual traders, was a top contributor in the financial sector. Although we sold a portion of the position after the stock surpassed our original price target, this stock is still among the Fund’s largest holdings as valuation has come to better reflect the company’s earnings growth and increasing profitability.

Cutera (CUTR) has a leading position in the aesthetic laser market. The company’s laser-based and infrared technologies for hair removal, skin repair and skin tightening have propelled rapid growth that has exceeded investor expectations. Our price discipline resulted in a partial sale of the position in November and we have since sold the remainder of the position in December, resulting in significant gains.

Among our top contributors in the consumer services sectors was Pet Med Express (PETS), which delivers prescription and nonprescription pet medications and other health products for dogs, cats, and horses in the United States. This company has capitalized on a trend for consumers to purchase health care products for their pets through catalogs and the Internet as a less expensive alternative to purchasing these products through veterinarians.

Molecular Devices Corporation (MDCC) designs, develops, manufactures, and services bio-analytical measurement systems for drug discovery and other life sciences research. The company has been able to capitalize on a large installed base with the sale of consumables as well as the introduction of new, high-growth products into a highly fragmented market. This position has been a top performer in the healthcare sector.

Examples of holdings that underperformed during the period include Thomas Nelson (TNM), a religious book publisher, Tempur-Pedic (TPX), a manufacturer of foam mattresses and Connetics (CNCT), a topical drug company.

We continue to rely on our experience, structure (investment process), and disciplines in attempting to exceed benchmark returns. We employ a team-oriented approach in an effort to find exciting investment opportunities that represent compelling valuation characteristics. We will continue to own a majority of fund holdings in the technology, health-care, and consumer discretionary services sectors and continue to concentrate on two types of stocks that give the portfolio diversity and balance: stable growth stocks that have more seasoned managements, products and operating histories, along with opportunistic growth stocks that are typically short-lived companies with more embryonic products and explosive growth potential.

While U.S. small cap stocks have now outperformed U.S. large cap stocks over the last five years, the growth style within U.S. small caps has lagged value over this period. We believe that we have invested in high quality growth companies that offer above average potential for earnings and cash flow growth. We remain committed to our disciplined investment approach and are confident that the Chinook Emerging Growth Fund has the continuing potential to generate long-term capital appreciation.

  Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-440-6895.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective.

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on March 30, 2005 (The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective) and held through November 30, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Chinook Emerging Growth Fund, and to obtain performance data current to the most recent month end, please call 1-800-440-6895. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and trustee fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chinook Emerging Growth Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Expenses Paid During Period* ended November 30, 2005
Actual	$1,000.00	$1,170.21	$10.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Chinook Emerging Growth Fund
Schedule of Investments
November 30, 2005

Common Stocks - 89.10%	Shares	Value
Calculating & Accounting Machines - 2.66%		
Optimal Group, Inc. (a)	22,400	$ 424,928
Communication Equipment - 2.52%		
Lo-Jack Corp. (a)	14,260	401,847
Computer Communications Equipment - 2.70%		
Digi International, Inc. (a)	33,475	431,158
Construction Machinery & Equipment - 2.62%		
ASV, Inc. (a)	16,720	418,334
Electromedical & Electrotherapeutic Apparatus - 2.32%		
Cutera, Inc. (a)	9,335	369,479
Hazardous Waste Management - 2.56%		
Stericycle, Inc. (a)	6,665	408,698
Household Furniture - 0.00%		
Tempur Pedic International, Inc. (a)	30	341
Instruments For Measurements & Testing of Electricity & Electric Signals - 3.33%		
Adeza Biomedical Corp. (a)	28,540	530,844
Insurance Agents, Brokers & Service - 3.02%		
Healthextras, Inc. (a)	21,321	482,281
Laboratory Analytical Instruments - 3.21%		
Molecular Devices Corp. (a)	19,050	511,492
Medicinal Chemicals & Botanical Products - 3.24%		
Usana Health Sciences, Inc. (a)	13,110	517,583
Miscellaneous Manufacturing Industries - 3.33%		
Shuffle Master, Inc. (a)	18,980	531,630
Motor Homes - 1.29%		
Winnebago Industries, Inc.	6,120	205,693
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.36%		
American Medical Systems Holdings, Inc. (a)	29,150	536,360
Pharmaceutical Preparations - 5.74%		
KV Pharmaceutical Co. (a)	24,790	490,842
Salix Pharmaceuticals LTD. (a)	21,970	425,559
		916,401
Retail - Drug Stores aand Proprietary Stores - 2.84%		
Petmed Express, Inc. (a)	38,540	454,001
Retail - Eating Places - 3.74%		
Red Robin Gourmet Burgers, Inc. (a)	10,875	597,037
Retail - Catalog & Mail Order Houses - 3.46%		
Sportsmans Guide, Inc. (a)	21,045	552,221
Security Brokers, Dealers & Floatation Companies - 3.27%		
Tradestation Group, Inc. (a)	43,832	522,039

Chinook Emerging Growth Fund
Schedule of Investments
November 30, 2005

Common Stocks - 89.10%	**Shares**	**Value**
Semiconductors & Related Devices - 2.67%		
Exar Corp. (a)	34,502	$ 426,445
Services - Advertising - 1.61%		
Housevalues, Inc. (a)	20,099	256,865
Services - Business Services - 7.23%		
Aquantive, Inc. (a)	14,213	382,188
Digital Insight Corp. (a)	8,600	284,832
People Support, Inc. (a)	57,756	487,461
		1,154,481
Services - Computer Processing & Data Preparation - 2.95%		
Ipass, Inc. (a)	69,385	470,430
Services - Education Services - 2.07%		
e College.com (a)	19,910	330,307
Services - To Dwellings & Other Buildings - 3.43%		
ABM Industries, Inc.	25,395	547,262
Services - Management Consulting Services - 5.59%		
Navigant Consulting, Inc. (a)	23,755	484,840
NIC, Inc. (a)	66,891	408,035
		892,875
Services - Prepackaged Software - 5.85%		
Captiva Software Corp. (a)	17,955	396,985
Open Solutions, Inc. (a)	24,220	536,715
		933,700
Telephone & Telegraph Apparatus - 2.49%		
Audiocodes LTD. (a)	38,450	396,804
TOTAL COMMON STOCKS (Cost $12,071,424)		14,221,536
Exchange Traded Funds - 8.93%		
iShares S&P SmallCap 600 / BARRA Growth Index Fund	6,035	708,087
iShares Russell 2000 Growth Index Fund	10,265	718,037
TOTAL EXCHANGE TRADED FUNDS (Cost $1,331,993)		1,426,124
Money Market Securities - 4.28%		
Huntington Money Market Fund, 3.17% (b)	682,963	682,963
TOTAL MONEY MARKET SECURITIES (Cost $682,963)		682,963
TOTAL INVESTMENTS (Cost $14,086,380) - 102.31%		$ 16,330,623
Liabilities in excess of other assets - (2.31)%		(368,921)
TOTAL NET ASSETS - 100.00%		$ 15,961,702

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at November 30, 2005.

Chinook Emerging Growth Fund

Notes to the Financial Statements

November 30, 2005

NOTE 1. ORGANIZATION

Chinook Emerging Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective. The investment advisor to the Fund is Chinook Capital Management, LLC (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the “Board).

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These

Chinook Emerging Growth Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of November 30, 2005, net investment loss of $152,898 was reclassified to short term capital gain.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the Fund’s average net assets up to $50 million, 1.25% of the Fund’s average net assets from $50 million to $150 million, 1.15% of the Fund’s average net assets from $150 million to $250 million, and 1.00% of the Fund’s average net assets over $250 million. For the period March 28, 2005 (commencement of operations) through November 30, 2005, the Advisor earned fees, before the waiver described below, of $130,702 from the Fund.

The Advisor has contractually agreed through November 30, 2006 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.85% of the Fund’s average daily net assets. For the period March 28, 2005 (commencement of operations) through November 30, 2005, the Advisor waived fees of $50,498. As of November 30, 2005, the Fund owed the Advisor $9,787 for advisory services and $10,000 for reimbursement of Fund expenses paid by the Advisor.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund’s average net assets up to $50 million, 0.07% of the Fund’s average net assets from $50 million to $100 million, 0.05% of the Fund’s average net assets from $100 million to $150 million, and 0.03% of the Fund’s average net assets over $150 million (subject to a minimum fee of $2,500 per month). For the period March 28, 2005 (commencement of operations) through November 30, 2005, Unified earned fees of $20,323 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per active shareholder account (subject to a minimum monthly fee of $1,250 plus reimbursement of out-of-pocket expenses). For the period March 28, 2005 (commencement of operations) through November 30, 2005, Unified earned fees of $12,121 from the Fund for transfer agent services and $2,446 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund’s average net assets up to $50 million, 0.04% of  the Fund’s average net assets from $50 million to $100 million, 0.03% of the Fund’s average net assets from $100 million to $150 million, and 0.02% of the Fund’s average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period March 28, 2005 (commencement of operations) through November 30, 2005, Unified earned fees of $13,548 from the Fund for fund accounting services. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., (the parent of Unified).

Chinook Emerging Growth Fund

Notes to the Financial Statements

November 30, 2005 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period March 28, 2005 (commencement of operations) through November 30, 2005. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a 12b-1 Plan, which permits the Fund to pay up to 0.25% of its assets to the Fund’s advisor as a shareholder servicing fee. The Plan provides that no 12b-1 fees will be paid by the Fund for the period ending November 30, 2005.

NOTE 4. INVESTMENTS

For the period ended November 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of November 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $14,086,380.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2005, Charles Schwab, for the benefit of others, was the record owner of 99.37% of the outstanding shares of the Fund.

Chinook Emerging Growth Fund
Notes to the Financial Statements
November 30, 2005 – continued

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ended November 30, 2005. On December 28, 2005, the Fund paid a short-term capital gain distribution of $0.4706 per share to shareholders of record on December 27, 2005.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

There are no differences between the tax and book basis of investments.

Marco Targeted Return

Fund

Annual Report

November 30, 2005

Fund Advisor:

MARCO Investment Management LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Toll Free 1-800-440-9341

Management’s Discussion and Analysis

Our goal of providing a consistent level of return through option writing for our shareholders was certainly achieved in 2005. For the fiscal period ending November 30, 2005, the Marco Targeted Return Fund returned 5.60%, which outperformed the S&P 500 Index, the BXM Index and the Lehman Aggregate Bond Index. We are also pleased to report that the value of a $10,000 investment in the Fund since its inception grew to $10,560 (or + $560 year-over-year comparison). For comparison, the S&P 500 increased to $10,521 (+ $521) and the BXM Index increased to $10,468 (+ $468). Please see the chart and graph below.

The Federal Reserve continued its process of raising interest rates during 2005 with the Federal Funds rate now at 4.25%, a full two percentage points higher than one year ago. Interestingly, the ten-year treasury yield increased by only 15 basis points during 2005. We are concerned that the very flat yield will eventually return to a more normally sloped configuration and investors in longer-term bonds may actually see negative returns. We believe the Fund continues to offer an attractive alternative for generating income without the direct interest rate risk associated with a bond portfolio.

While the overall stock market saw only modest gains last year, the consistent cash flow from writing call options allowed us to earn a return exceeding that of the S&P 500. We had great success during the year in the financial sector. Several of our stocks not only provided a nice dividend yield, but we were able to write options several times on each of the stocks before delivering the shares into the option. We reduced our exposure to energy related stocks about mid-way through the year due to the incredible increase in oil and natural gas prices. While energy stocks had posted envious returns, we were concerned that high energy prices could reverse course resulting in a possible sell-off in these issues. We therefore chose to look for opportunities outside of the energy sector. Since the strategy used in the fund is not designed to participate in significant upward movement in individual stocks, we felt the risk of utilizing these stocks for call writing outweighed the return potential. We remain a bit underweighted in energy stocks for fear of a correction in this sector.

We increased our exposure to consumer related issues in the fourth quarter by adding to Home Depot, Wal-Mart and Limited brands. While there is some concern that higher interest rates may put a bit of pressure on consumer spending, we feel the overall economy is strong enough to support further gains in retail sales. However, as we typically sell in-the-money call options on our holdings, we do not need these stocks to rally to benefit and in fact, we will earn our expected return even if they decline a bit from here.

With a modest return on stocks last year and historically low yields on bonds, this has been an excellent time to be writing call options on equities to generate income. Although volatility has remained low as measured by the Chicago Board of Options Exchange VIX index, we have been able to find enough stocks with good underlying fundamentals to write calls against where the premiums earned continue to afford us a very nice risk/reward tradeoff. We believe this will continue to be the case in 2006 and look forward to achieving our goals this year of providing an attractive, stable return with a limited level of risk.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-440-9341.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index, the CBOE BXM Index, and Lehman Aggregate Bond Index are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 22, 2004 (commencement of Fund operations) and held through November 30, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Marco Targeted Return Fund, and to obtain performance data current to the most recent month end, please call 1-800-440-9341. Investing in the Fund involves certain risks that are discussed in the Fund’ s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS - (unaudited)

Marco Targeted Return Fund Portfolio Analysis as of November 30, 20051

1As a percent of net assets.

2US Companies with market caps exceeding $3 billion.
3US Companies with market caps less than $3 billion.

The Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $3 billion).  The Fund typically sells covered call options on equity securities held in the Fund's portfolio in an attempt to target a particular rate of return.

Availability of Portfolio Schedule – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Marco Targeted Return Fund

	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Expenses Paid During Period June 1, 2005 - November 30, 2005*
Actual	$1,000.00	$1,024.25	$7.60
Hypothetical	$1,000.00	$1,017.56	$7.57

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Marco Targeted Return Fund
Schedule of Investments
November 30, 2005

Common Stocks - 91.02%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 2.75%		
United Technologies Corp. (a)	4,000	$ 215,360
Beverages - 5.51%		
Coca Cola Co. (a)	4,000	170,760
Constellation Brands, Inc. (a) (b)	11,000	259,820
		430,580
Cable & Other Pay Television Services - 2.99%		
Viacom, Inc. (a)	7,000	233,800
Computer Communications Equipment - 2.69%		
Cisco Systems, Inc. (a) (b)	12,000	210,480
Computer Terminals - 2.18%		
Palm, Inc. (a) (b)	6,000	170,280
Electronic Computers - 3.08%		
Dell, Inc. (a) (b)	8,000	241,280
Electromedical & Electrotherapeutic Apparatus - 3.55%		
Medtronic, Inc. (a)	5,000	277,850
Electronic & Other Electrical Equipment - 2.74%		
General Electric Co. (a)	6,000	214,320
Life Insurance - 2.61%		
HCA, Inc. (a)	4,000	203,960
Motorcycles, Bicycles & Parts - 2.75%		
Harley Davidson, Inc. (a)	4,000	215,440
National Commercial Banks - 5.91%		
Citigroup, Inc. (a)	4,000	194,200
JPMorgan Chase & Co. (a)	7,000	267,750
		461,950
Petroleum Refining - 3.87%		
ConocoPhillips Co. (a)	5,000	302,550
Pharmaceutical Preparations - 9.05%		
Abbott Laboratories (a)	5,000	188,550
Merck & Co., Inc. (a)	9,000	264,600
Pfizer, Inc. (a)	12,000	254,400
		707,550
Radio & TV Broadcasting & Communications Equipment - 3.73%		
L-3 Communications Holdings, Inc. (a)	2,500	186,250
Scientific Atlanta, Inc. (a)	2,500	105,800
		292,050
Retail - Auto & Home Supply Stores - 3.42%		
Autozone, Inc. (a) (b)	3,000	267,180
Retail - Lumber & Other Building Materials Dealers - 3.47%		
Home Depot, Inc. (a)	6,500	271,570

Marco Targeted Return Fund
Schedule of Investments - continued
November 30, 2005

Common Stocks - 91.02% - continued	**Shares**	**Value**
Retail - Variety Stores - 2.48%		
Wal Mart Stores, Inc. (a)	4,000	$ 194,240
Retail - Women's Clothing Stores - 3.13%		
Limited Brands, Inc. (a)	11,000	244,750
Savings Institutions, Not Federally Chartered - 3.16%		
Washington Mutual, Inc. (a)	6,000	247,140
Semiconductors & Related Devices - 5.78%		
Intel Corp. (a)	6,000	160,080
Texas Instruments, Inc. (a)	9,000	292,320
		452,400
Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.20%		
Northrop Grumman Corp. (a)	3,000	172,110
Services - Computer Processing & Data Preparation - 3.57%		
Affiliated Computer Services, Inc. (a) (b)	5,000	278,900
Services - Miscellaneous Amusement & Recreation - 3.19%		
Walt Disney Co. (a)	10,000	249,300
Services - Prepackaged Software - 4.73%		
Oracle Corp. (a) (b)	14,000	175,980
Symantec Corp. (a) (b)	11,000	194,370
		370,350
Wholesale - Groceries & Related Products - 2.48%		
Sysco Corp. (a)	6,000	193,920
TOTAL COMMON STOCKS (Cost $7,012,352)		7,119,310
Exchanged Traded Fund - 9.62%		
SPDR Trust Series 1 (a)	6,000	752,460
TOTAL EXCHANGED TRADED FUND (Cost $759,180)		752,460
Money Market Securities - 42.53%		
Huntington Money Market Fund - Investment Shares, 2.94%, (c)	3,327,134	3,327,134
TOTAL MONEY MARKET SECURITIES (Cost $3,327,134)		3,327,134
TOTAL INVESTMENTS (Cost $11,098,666) - 143.17%		$ 11,198,904
Liabilities in excess of other assets - (43.17)%		(3,376,814)
TOTAL NET ASSETS - 100.00%		$ 7,822,090

(a) Portion of the security is pledged as collateral for call options written.
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2005.

Marco Targeted Return Fund

Notes to the Financial Statements

November 30, 2005

NOTE 1. ORGANIZATION

Marco Targeted Return Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 22, 2004. The Fund investment objective is total return. The investment advisor to the Fund is Marco Investment Management, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Marco Targeted Return Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund. For the period ended November 30, 2005, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period December 22, 2004 (commencement of operations) through November 30, 2005, the Advisor earned fees of $35,439 from the Fund before the waiver described below. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.50% of its average daily net assets through December 31, 2006. For the period December 22, 2004 (commencement of operations) through November 30, 2005, the Advisor waived fees and reimbursed Fund expenses of $127,270. As of November 30, 2005 there was a net receivable due from the Advisor in the amount of $27,185.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s usiness affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund’s assets under $50 million, 0.07% of the Fund’s assets from $50 million to $100 million,

0.05% of the Fund’s assets from $100 million to $150 million, and 0.03% of the Fund’s assets over $150 million (subject to a minimum fee of $2,500 per month). For the period December 22, 2004 (commencement of operations) through November 30, 2005, the administrator earned fees of $28,710 from the Fund for administrative services provided.

The Fund also retains Unified to act as the Fund’s transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimums fees, the maximum being $1,250) and reimbursement of out-of-pocket expenses. For the period December 22, 2004 (commencement of operations) through November 30, 2005, Unified earned fees of$11,335 from the Fund for transfer agent services provided and $5,807 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified

Marco Targeted Return Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

receives an annual fee from the Fund equal to 0.05% of the Fund’s assets up to $50 million, 0.04% of the Fund’s assets from $50 million to $100 million, 0.03% from $100 million to $150 million, and 0.02% of the Fund’s assets over $150 million (subject to various monthly minimum fees, the maximum being $1,666). For the period December 22, 2004 (commencement of operations) through November 30, 2005, Unified earned fees of $15,105 from the Fund for fund accounting services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent company of Unified.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period December 22, 2004 (commencement of operations) through ended November 30, 2005. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended November 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

At November 30, 2005, the net appreciation of investments for tax purposes, net of premiums received for call options written, was as follows:

At November 30, 2005, the aggregate cost of securities for federal income tax purposes, net of premiums received for call options written, was $10,828,578.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Marco Targeted Return Fund

Notes to the Financial Statements

November 30, 2005 – continued

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2005, Charles Schwab and Northern Trust Co., for the benefit of others, owned 32.94% and 59.53% of the Fund, respectively, and thus each may be deemed to control the Fund.

NOTE 7. CALL OPTIONS WRITTEN

As of November 30, 2005, portfolio securities valued at $7,871,770 were held by the custodian as cover for call options written by the Fund.

Transactions in options written during the period ended November 30, 2005 were as follows (100 shares of common stock underly each option contract):

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the period ended November 30, 2005, the Fund made no distributions. On December 28, 2005, an income distribution of $0.005355 per share and a short term capital gain distribution of $0.294432 per share was declared. The dividend was paid on December 28, 2005 to shareholders of record on December 27, 2005.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Bull Moose

FY 2005	$ 9,610
FY 2004	$ 9,797

Chinook

FY 2005	$ 9,910
FY 2004	$ 0

Marco

FY 2005	$ 10,810
FY 2004	$ 0

(b)	Audit-Related Fees

	Registrant	Adviser
FY 2005	$ 0	$ 0
FY 2004	$ 0	$ 0
Nature of the fees:

(c)	Tax Fees

Bull Moose

FY 2005	$ 1,800
FY 2004	$ 1,575

Chinook

FY 2005	$ 1,800
FY 2004	$ 0

Marco

FY 2005	$ 1,800
FY 2004	$ 0

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

	Registrant	Adviser
FY 2005	$ 1,700	$ 0
FY 2004	$ 850	$ 0
Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2005	$ 0	$0
FY 2004	$ 0	$0

(h)           Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of January 6, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By

*

Anthony J. Ghoston, President

Date      2/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*

Anthony J. Ghoston, President

Date      2/6/06

By

*

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date      2/6/06